SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENT
Schedule of share option granted to employees and directors information

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$

Outstanding, January 1, 2022	41,350	0.40	0.97	1.81	9
Granted	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding, December 31, 2022	41,350	0.40	0.97	0.81	—
Granted	—	—	—	—	—
Expired	(41,350)	0.40	0.97	—	—
Exercised	—	—	—	—	—
Outstanding, December 31, 2023	—	—	—	—	—
Granted	—	—	—	—	—
Expired		—	—	—	—
Exercised	—	—	—	—	—
Outstanding, December 31, 2024	—	—	—	—	—
Vested and expected to vest at December 31, 2024	—	—	—	—	—
Exercisable at December 31, 2024	—	—	—	—	—

Schedule of restricted shares granted to employees and directors

		Weighted
		average
		grant date	Aggregated
	Number of	fair value	intrinsic
	options	per share	value
		US$	US$

Outstanding, January 1, 2022	22,029,560	0.42	13,526
Granted	—	—	—
Forfeited	—	—	—
Exercised	(22,029,560)	0.42	348
Outstanding, December 31, 2022	—	—	—
Granted	87,737,000	0.02	1,955
Forfeited	—	—	—
Exercised	(47,419,000)	0.02	754
Outstanding, December 31, 2023	40,318,000	0.03	2,032
Granted	38,644,400	0.03	1,070
Forfeited	—	—	—
Exercised	(40,318,000)	0.03	1,201
Outstanding, December 31, 2024	38,644,400	0.03	974

Schedule of share-based compensation expenses relating to options and restricted shares granted to employees, consultants and directors

	For the year ended December 31, 2022
	Employees	Directors	Total
	US$	US$	US$

Cost of services	1,372	—	1,372
General and administrative expenses	919	2,046	2,965
Service development expenses	137	—	137

	2,428	2,046	4,474

	For the year ended December 31, 2023
	Employees	Consultants	Directors	Total
	US$	US$	US$	US$

Cost of services	231	—	—	231
General and administrative expenses	665	56	52	773
Service development expenses	26	—	—	26

	922	56	52	1,030

	For the year ended December 31, 2024
	Employees	Directors	Total
	US$	US$	US$
General and administrative expenses	1,136	9	1,145
Service development expenses	69	—	69

	1,205	9	1,214

Summary of warrants activity and related information

			Weighted
			Average
	Class A	Weighted Average	Remaining	Aggregate
	Ordinary Shares	Exercise Price	Contractual Life	Intrinsic Value
		US$	(Years)	US$
Outstanding, January 1, 2022	100,000,000	0.68	2.53	—
Granted	679,333,300	0.09	3.31	—
Forfeited	—	—	—	—
Exercised	(48,000,000)	0.07	—	—
Outstanding, December 31, 2022	731,333,300	0.17	3.07	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2023	731,333,300	0.17	2.07	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(260,000,000)	0.32	—	—
Exercised	(500,000)	0.06	0.17	—
Outstanding, December 31, 2024	470,833,300	0.08	1.76	—
Vested and expected to vest at December 31, 2024	470,833,300	0.08	1.76	—
Exercisable at December 31, 2024	470,833,300	0.08	1.76	—